UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 98.9%
Automobiles & Components - .7%
General Motors	3,829		128,922
Banks - 13.9%
Bank of America	21,447		631,829
BB&T	2,796		135,718
Citigroup	5,528		396,579
JP Morgan Chase & Co.	7,702		869,094
Sun Trust Banks	2,093		139,791
U.S. Bancorp	4,566		241,130
Wells Fargo & Co.	6,601		346,949
			2,761,090
Capital Goods - 7.2%
Dover	1,102		97,560
Harris	889		150,428
Honey well International	1,519		252,762
L3 Technologies	668		142,030
Northrop Grumman	642		203,751
Quanta Services	2,767	[a]	92,362
Raytheon	732		151,275
United Technologies	2,470		345,331
			1,435,499
Consumer Services - .5%
Las Vegas Sands	1,642		97,420
Diversified Financials - 9.8%
Ameriprise Financial	1,349		199,193
Berkshire Hathaway	4,363	[a]	934,162
Capital One Financial	1,456		138,218
Goldman Sachs	808		181,186
LPL Financial Holdings	1,933		124,698
Raymond James Financial	1,406		129,422
Voya Financial	4,667		231,810
			1,938,689
Energy - 12.6%
Anadarko Petroleum	3,787		255,282
Apergy	3,348	[a]	145,839
Hess	4,316		308,939
Marathon Petroleum	5,940		475,022
Occidental Petroleum	4,861		399,428
Phillips66	3,456		389,560
Schlumberger	2,841		173,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 98.9% (continued)
Energy - 12.6% (continued)
Valero Energy	3,053		347,279
			2,494,423
Food, Beverage & Tobacco - 4.9%
Coca-Cola	2,021		93,350
Coca-Cola European Partners	2,144		97,488
Con Agra Brands	6,405		217,578
Kellogg	2,838	[b]	198,717
Kraft Heinz	1,555		85,696
Mondelez International, Cl. A	2,229		95,758
PepsiCo	1,618		180,892
			969,479
Health Care Equipment & Services - 8.3%
Abbott Laboratories	3,391		248,764
Boston Scientific	3,874	[a]	149,149
Centene	427	[a]	61,821
CVS Health	2,824		222,305
DaVita	1,219	[a]	87,317
HCA Healthcare	717		99,749
Humana	442		149,626
McKesson	746		98,957
Medtronic	1,994		196,150
Quest Diagnostics	1,671		180,318
United Health Group	551		146,588
			1,640,744
Insurance - 3.1%
American International Group	3,543		188,629
Assurant	1,321		142,602
Athene Holding	1,845	[a]	95,313
Hartford Financial Services	3,575		178,607
			605,151
Materials - 8.2%
CF Industries Holdings	7,497		408,137
Dow Du Pont	4,209		270,681
Freeport-McMo Ran	9,982		138,949
Martin Marietta Materials	1,429	[b]	260,007
Mosaic	7,808		253,604
Newmont Mining	3,012		90,962
Vulcan Materials	1,742		193,710
			1,616,050
Media - .5%
Omnicom Group	1,407	[b]	95,704
Pharmaceuticals Biotechnology & Life Sciences - 6.6%
Biogen	279	[a]	98,573
Bristol-Myers Squibb	1,599		99,266

Description	Shares		Value($)
Common Stocks - 98.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.6%
(continued)
Gilead Sciences	1,299		100,296
Merck & Co.	5,669		402,159
Mylan	2,361	[a]	86,413
Pfizer	12,030		530,162
			1,316,869
Retailing - .5%
Advance Auto Parts	583		98,136
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom	400		98,692
Qualcomm	3,387		243,966
Texas Instruments	910		97,634
			440,292
Software & Services - 4.4%
Alphabet, Cl. A	112	[a]	135,193
International Business Machines	2,642		399,497
Oracle	4,926		253,985
Teradata	2,356	[a,b]	88,845
			877,520
Technology Hardware & Equipment - 5.2%
Apple	653		147,408
Cisco Systems	13,211		642,715
Corning	4,254		150,166
Xerox	3,477		93,809
			1,034,098
Telecommunication Services - 5.9%
AT&T	14,975		502,860
Verizon Communications	12,662		676,024
			1,178,884
Transportation - 1.5%
Delta Air Lines	5,009		289,670
Utilities - 2.9%
FirstEnergy	6,410	[b]	238,260
PG&E	2,091	[a]	96,207
PPL	8,046	[b]	235,426
			569,893
Total Common Stocks (cost $15,719,800)			19,588,533

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 1000 Value ETF
(cost $199,426)	1,576		199,553

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $12,553)	2.01	12,553 [c]	12,553
Total Investments (cost $15,931,779)		99.9%	19,800,639
Cash and Receivables (Net)		.1%	11,429
Net Assets		100.0%	19,812,068

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $1,080,494 and the value of the collateral held by the fund was $1,104,824, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1-	Level 2-Other	Level 3-Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	19,588,533	-	-	19,588,533
Exchange-Traded
Funds	199,553	-	-	199,553
Registered Investment
Company	12,553	-	-	12,553

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $3,868,860, consisting of $4,152,014 gross unrealized appreciation and $283,154 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 99.5%
Automobiles & Components - 2.1%
Gentex	91,930		1,972,818
Visteon	16,760	[a,b]	1,557,004
			3,529,822
Banks - 7.4%
Bancorp South Bank	26,300	[a]	860,010
Cathay General Bancorp	63,255		2,621,287
Comerica	24,300		2,191,860
Commerce Bancshares	4,952		326,931
East West Bancorp	17,095		1,032,025
Synovus Financial	54,850		2,511,581
TCF Financial	93,540		2,227,187
Washington Federal	12,120		387,840
			12,158,721
Capital Goods - 7.1%
Allison Transmission Holdings	25,740		1,338,737
Curtiss-Wright	16,680		2,292,166
EMCOR	32,000		2,403,520
Kennametal	55,180		2,403,641
MSC Industrial Direct, Cl. A	1,960		172,696
Spirit Aero Systems Holdings, Cl. A	8,615		789,737
Terex	57,600	[a]	2,298,816
			11,699,313
Commercial & Professional Services - 2.7%
Copart	29,660	[a,b]	1,528,380
Dun &Brad street	20,100		2,864,451
			4,392,831
Consumer Durables & Apparel - 6.5%
Brunswick	28,980		1,942,240
Deckers Outdoor	23,200	[b]	2,751,056
KB Home	73,050		1,746,625
NVR	560	[b]	1,383,648
Toll Brothers	59,040		1,950,091
TRI Pointe	72,580	[a,b]	899,992
			10,673,652
Consumer Services - 2.3%
Hyatt Hotels, Cl.A	22,760		1,811,468
International Speedway, Cl. A	7,240		317,112
Weight Watchers International	23,020	[a,b]	1,657,210
			3,785,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.5% (continued)
Diversified Financials - 2.8%
Federated Investors, Cl.B	95,800	[a]	2,310,696
SEI Investments	38,440		2,348,684
			4,659,380
Energy - 4.2%
Holly Frontier	32,520		2,273,148
Marathon Petroleum	2,500		199,925
McDermott International	21,450	[a,b]	395,324
Murphy Oil	38,460		1,282,256
PBF Energy, Cl. A	56,300		2,809,933
			6,960,586
Food, Beverage & Tobacco - 1.5%
Ingredion	22,740		2,386,790
Health Care Equipment & Services - 5.9%
Cantel Medical	24,990		2,300,579
Haemonetics	26,720	[b]	3,061,578
Masimo	6,860	[b]	854,344
Varian Medical Systems	6,160	[b]	689,489
Well Care Health Plans	8,010	[b]	2,567,125
West Pharmaceutical Services	1,900		234,593
			9,707,708
Household & Personal Products - .5%
Edgewell Personal Care	18,050	[a,b]	834,452
Insurance - 7.2%
CNO Financial Group	114,250		2,424,385
Kemper	11,920		958,964
Old Republic International	97,380		2,179,364
Primerica	23,705		2,857,638
Reinsurance Group of America	11,805		1,706,531
Torchmark	20,500		1,777,145
			11,904,027
Materials - 5.7%
Chemours	52,210		2,059,162
Commercial Metals	7,700		158,004
Greif,Cl.A	17,960		963,734
Huntsman	68,690		1,870,429
Louisiana-Pacific	90,690		2,402,378
United States Steel	4,700	[a]	143,256
Westlake Chemical	20,720		1,722,039
			9,319,002
Media - .8%
John Wiley & Sons, Cl.A	20,700		1,254,420
Pharmaceuticals Biotechnology & Life Sciences - 6.5%
Agilent Technologies	11,080		781,583
Bio-Rad Laboratories	1,880	[b]	588,421

Description	Shares		Value($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.5%
(continued)
Bio-Techne	4,900		1,000,139
Catalent	17,730	[b]	807,602
Charles River Laboratories International	22,450	[b]	3,020,423
Mettler-Toledo International	1,460	[b]	889,111
United Therapeutics	5,665	[b]	724,440
Waters	3,660	[b]	712,529
Zoetis	24,300		2,224,908
			10,749,156
Real Estate - 7.0%
Cube Smart	6,100	[c]	174,033
First Industrial Realty Trust	84,320	[c]	2,647,648
Highwoods Properties	24,600	[c]	1,162,596
Hospitality Properties Trust	16,075	[c]	463,603
Kilroy Realty	15,055	[a,c]	1,079,293
Lamar Advertising, Cl. A	36,595	[c]	2,847,091
Piedmont Office Realty Trust, Cl. A	17,880	[c]	338,468
Tanger Factory Outlet Centers	7,680	[a,c]	175,718
Weingarten Realty Investors	85,650	[c]	2,548,944
			11,437,394
Retailing - 2.5%
Best Buy	10,810		857,882
Dick's Sporting Goods	63,300	[a]	2,245,884
Foot Locker	5,960		303,841
Signet Jewelers	10,390	[a]	685,013
			4,092,620
Semiconductors & Semiconductor Equipment - 1.9%
MKS Instruments	25,200		2,019,780
ON Semiconductor	63,770	[b]	1,175,281
			3,195,061
Software & Services - 10.9%
Aspen Technology	9,960	[b]	1,134,544
CDK Global	43,630		2,729,493
CoreLogic	44,200	[b]	2,183,922
FairIsaac	10,700	[b]	2,445,485
j2 Global	29,800	[a]	2,468,930
Manhattan Associates	47,470	[a,b]	2,591,862
MAXIMUS	40,950		2,664,207
Science Applications International	21,460	[a]	1,729,676
			17,948,119
Technology Hardware & Equipment - 4.2%
F5 Networks	6,750	[b]	1,346,085
Vishay Intertechnology	105,770		2,152,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value($)
Common Stocks - 99.5% (continued)
Technology Hardware & Equipment - 4.2% (continued)
Zebra Technologies, Cl. A		18,790	[b]	3,322,636
				6,821,140
Transportation - 2.7%
Old Dominion Freight Line		18,100		2,918,806
Werner Enterprises		40,800	[a]	1,442,280
				4,361,086
Utilities - 7.1%
IDACORP		10,000	[a]	992,300
MDU Resources		101,580		2,609,590
New Jersey Resources		19,870	[a]	916,007
North Western		42,000		2,463,720
NRG Energy		48,750		1,823,250
OGE Energy		79,700		2,894,704
				11,699,571
Total Common Stocks (cost $139,634,355)				163,570,641
	7-Day
Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $922,845)	2.01	922,845	[d]	922,845

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $707,040)	1.97	707,040	[d]	707,040
Total Investments (cost $141,264,240)		100.5%		165,200,526
Liabilities, Less Cash and Receivables		(.5%)		(776,068)
Net Assets		100.0%		164,424,458

[a]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $21,035,473 and the value of the collateral held by the fund was $21,524,114, consisting of cash collateral of $707,040 and U.S. Government & Agency securities valued at $20,817,074.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1-	Level 2- Other	Level 3- Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities —
Common Stocks†	163,570,641	-	-	163,570,641
Registered Investment
Companies	1,629,885	-	-	1,629,885

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $23,936,286, consisting of $28,705,497 gross unrealized appreciation and $4,769,211 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 99.1%
Automobiles & Components - 2.0%
American Axle & Manufacturing
Holdings	86,049	[a,b]	1,500,695
Cooper Tire & Rubber Co.	38,294	[a]	1,083,720
Cooper-Standard Holding	12,411	[b]	1,489,072
Dorman Products	22,120	[b]	1,701,470
Fox Factory Holding	28,617	[b]	2,004,621
Gentherm	27,876	[b]	1,266,964
LCI Industries	19,078	[a]	1,579,658
Motorcar Parts of America	14,976	[a,b]	351,187
Standard Motor Products	15,283	[a]	752,229
Superior Industries International	18,292		311,879
Winnebago Industries	21,726	[a]	720,217
			12,761,712
Banks - 10.0%
Ameris Bancorp	30,340		1,386,538
Axos Financial	42,127	[b]	1,448,747
Banc of California	32,333	[a]	611,094
Banner	24,468		1,521,176
Berkshire Hills Bancorp	30,186	[a]	1,228,570
Boston Private Financial Holdings	65,119		888,874
Brookline Bancorp	60,866	[a]	1,016,462
Central Pacific Financial	22,279		588,834
City Holding	11,700	[a]	898,560
Columbia Banking System	55,447		2,149,680
Community Bank System	38,671	[a]	2,361,638
Customers Bancorp	22,082	[b]	519,589
CVB Financial	77,510	[a]	1,730,023
Dime Community Bancshares	23,508	[a]	419,618
Fidelity Southern	16,935		419,649
First BanCorp	167,340	[b]	1,522,794
First Commonwealth Financial	75,965		1,226,075
First Financial Bancorp	74,084		2,200,295
First Financial Bankshares	51,205	[a]	3,026,215
First Midwest Bancorp	78,065		2,075,748
Franklin Financial Network	9,492	[a,b]	371,137
Glacier Bancorp	63,398	[a]	2,731,820
Great Western Bancorp	44,584		1,880,999
Green Bancorp	20,661		456,608
Hanmi Financial	25,237		628,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Banks - 10.0% (continued)
Heritage Financial	24,665	[a]	866,975
Home Street	20,311	[b]	538,242
Hope Ban corp	93,565	[a]	1,512,946
Independent Bank	20,836		1,721,054
LegacyTexas Financial Group	33,736		1,437,154
Meta Financial Group	7,107	[a]	587,394
National Bank Holdings, Cl. A	19,577		737,074
NBT Bancorp	33,040	[a]	1,268,075
NMI Holdings, Cl. A	48,777	[b]	1,104,799
Northfield Bancorp	35,509		565,303
Northwest Bancshares	78,456	[a]	1,358,858
OFG Bancorp	33,551		541,849
Old National Bancorp	116,774		2,253,738
OpusBank	15,793		432,728
Oritani Financial	29,703	[a]	461,882
Pacific Premier Bancorp	34,708	[b]	1,291,138
Preferred Bank	10,387		607,640
ProvidentFinancialServices	46,132		1,132,541
S&T Bancorp	26,495	[a]	1,148,823
Seacoast Bankingoration of Florida	35,566	[a,b]	1,038,527
Servis First Bancshares	34,459	[a]	1,349,070
Simmons First National, Cl.A	70,797	[a]	2,084,972
Southside Bancshares	24,332	[a]	846,754
Tompkins Financial	9,510	[a]	772,117
Triumph Bancorp	18,943	[a,b]	723,623
Trust Co Bank	74,850		636,225
United Community Banks	59,279		1,653,291
Walker & Dunlop	21,784		1,151,938
Westamerica Bancorporation	20,153	[a]	1,212,404
			64,346,278
Capital Goods - 12.2%
AAON	30,924	[a]	1,168,927
AAR	24,860		1,190,545
Actuant, Cl.A	46,082	[a]	1,285,688
Aegion	24,486	[b]	621,455
Aerojet Rocketdyne Holdings	52,687	[b]	1,790,831
AeroVironment	16,127	[a,b]	1,808,966
Alamo Group	7,414		679,197
Albany International	22,141		1,760,209
American Woodmark	11,687	[a,b]	916,845
Apogee Enterprises	21,791	[a]	900,404
Applied Industrial Technologies	29,302		2,292,881
Astec Industries	17,007	[a]	857,323
Axon Enterprise	44,126	[a,b]	3,019,542

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Capital Goods - 12.2% (continued)
AZZ	19,701		994,900
Barnes Group	35,659		2,532,859
Briggs & Stratton	32,110		617,475
Chart Industries	23,700	[a,b]	1,856,421
CIRCOR International	15,313	[a]	727,367
Comfort Systems USA	28,183		1,589,521
Cubic	18,975		1,386,124
DXP Enterprises	12,055	[b]	483,044
Encore Wire	16,141		808,664
Engility Holdings	13,568	[b]	488,312
EnPro Industries	15,945	[a]	1,162,869
ESCO Technologies	19,616		1,334,869
Federal Signal	45,913		1,229,550
Franklin Electric	29,340		1,386,315
Gibraltar Industries	24,398	[a,b]	1,112,549
Griffon	25,820		416,993
Harsco	61,445	[b]	1,754,255
Hillenbrand	47,162		2,466,573
Insteel Industries	13,825		496,041
John BeanTechnologies	23,921	[a]	2,853,775
Kaman	21,350		1,425,753
Lindsay	8,165	[a]	818,460
Lydall	12,970	[b]	559,007
Mercury Systems	36,629	[a,b]	2,026,316
Moog, Cl.A	24,570		2,112,283
Mueller Industries	43,589		1,263,209
MYR Group	12,310	[b]	401,798
National Presto Industries	3,831	[a]	496,689
Orion Marine Group	20,611	[b]	155,613
Patrick Industries	17,643	[a,b]	1,044,466
PGT	43,420	[b]	937,872
Powell Industries	6,923		251,028
Proto Labs	20,646	[b]	3,339,490
Quanex Building Products	26,761		487,050
Raven Industries	27,180		1,243,485
Simpson Manufacturing	31,501	[a]	2,282,562
SPX	32,532	[b]	1,083,641
SPX FLOW	32,485	[b]	1,689,220
Standex International	9,860		1,027,905
Tennant	13,621		1,034,515
The Greenbrier Companies	24,809	[a]	1,491,021
Titan International	37,963	[a]	281,685
Trex	44,444	[b]	3,421,299
Triumph Group	38,523	[a]	897,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Capital Goods - 12.2% (continued)
Universal Forest Products	47,129		1,665,068
Veritiv	8,631	[b]	314,168
Vicor	12,341	[a,b]	567,686
Wabash National	44,028		802,630
Watts Water Technologies, Cl. A	21,038		1,746,154
			78,858,948
Commercial & Professional Services - 5.2%
ABM Industries	50,185		1,618,466
ASGN	39,260	[b]	3,098,792
Brady, Cl.A	36,844		1,611,925
Essendant	25,009		320,615
Exponent	39,380		2,110,768
Forrester Research	7,770		356,643
FTI Consulting	28,865	[b]	2,112,629
Heidrick & Struggles International	14,261		482,735
Insperity	28,685		3,383,396
Interface	45,065		1,052,268
Kelly Services, Cl. A	23,175		556,895
Korn/Ferry International	43,399		2,136,967
LSC Communications	25,508		282,118
Matthews International, Cl. A	24,595	[a]	1,233,439
Mobile Mini	34,035	[a]	1,492,435
Multi-Color	10,808	[a]	672,798
Navigant Consulting	34,282		790,543
R.R. Donnelley & Sons Co.	52,492		283,457
Resources Connection	22,668		376,289
Team	22,869	[a,b]	514,553
Tetra Tech	41,883		2,860,609
TrueBlue	31,226	[b]	813,437
UniFirst	11,675		2,027,364
US Ecology	16,614		1,225,282
Viad	15,390	[a]	911,857
WageWorks	29,999	[b]	1,282,457
			33,608,737
Consumer Durables & Apparel - 4.1%
Callaway Golf	67,268	[a]	1,633,940
Cavco Industries	6,450	[b]	1,631,850
Crocs	51,552	[b]	1,097,542
Ethan Allen Interiors	18,853	[a]	391,200
Fossil Group	35,446	[b]	825,183
G-III Apparel Group	31,638	[a,b]	1,524,635
Installed Building Products	16,540	[a,b]	645,060
iRobot	20,751	[a,b]	2,280,950
La-Z-Boy	35,343		1,116,839

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Consumer Durables & Apparel - 4.1% (continued)
LGI Homes	13,734	[a,b]	651,541
M.D.C. Holdings	34,742		1,027,668
M/I Homes	21,508	[b]	514,686
Meritage Homes	28,921	[b]	1,153,948
Movado Group	13,108		549,225
Nautilus	22,452	[b]	313,205
Oxford Industries	12,828	[a]	1,157,086
Perry Ellis International	9,289	[b]	253,868
Steven Madden	40,429		2,138,694
Sturm Ruger & Co.	13,431		927,411
TopBuild	26,973	[b]	1,532,606
Unifi	11,057	[b]	313,245
Universal Electronics	10,467	[a,b]	411,876
Vera Bradley	18,017	[b]	274,939
Vista Outdoor	43,637	[b]	780,666
William Lyon Homes, Cl. A	24,371	[b]	387,255
Wolverine World Wide	71,943		2,809,374
			26,344,492
Consumer Services - 2.8%
American Public Education	12,496	[b]	412,993
Belmond	67,149	[a,b]	1,225,469
BJ's Restaurants	16,272		1,174,838
Career Education	54,518	[b]	813,954
Chuy's Holdings	12,942	[a,b]	339,728
Dave & Buster's Entertainment	29,807	[a]	1,973,820
Dine Equity	13,401	[a]	1,089,635
El Pollo Loco Holdings	15,504	[a,b]	194,575
Fiesta Restaurant Group	17,851	[a,b]	477,514
Monarch Casino & Resort	8,930	[b]	405,869
Penn National Gaming	64,304	[b]	2,116,888
Red Robin Gourmet Burgers	9,902	[b]	397,565
Regis	25,145	[b]	513,712
Ruth's Hospitality Group	21,861		689,715
Shake Shack, Cl. A	19,874	[b]	1,252,261
Sonic	26,011		1,127,317
Strategic Education	16,163		2,214,816
Wingstop	22,154		1,512,454
			17,933,123
Diversified Financials - 3.7%
Apollo Commercial Real Estate Finance	85,469	[a,c]	1,612,800
ARMOUR Residential REIT	32,472	[a,c]	728,996
Blucora	35,538	[b]	1,430,404
Capstead Mortgage	70,180	[a,c]	555,124
Donnelley Financial Solutions	25,893	[b]	464,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Diversified Financials - 3.7% (continued)
Encore Capital Group	19,724	[a,b]	707,105
Enova International	25,684	[b]	739,699
EZCORP, Cl. A	39,850	[a,b]	426,395
FirstCash	33,558		2,751,756
Granite Point Mortgage Trust	32,701	[a,c]	630,475
Green Dot, Cl.A	35,870	[b]	3,185,973
Greenhill & Co.	14,625	[a]	385,369
INTL. FCStone	11,921	[b]	576,023
Invesco Mortgage Capital	85,385	[a,c]	1,350,791
Investment Technology Group	25,162		545,009
New York Mortgage Trust	103,575	[a,c]	629,736
PennyMac Mortgage Investment Trust	46,170	[c]	934,481
Piper Jaffray	11,822		902,610
PRA Group	34,287	[a,b]	1,234,332
Redwood Trust	62,591	[c]	1,016,478
Virtus Investment Partners	5,426	[a]	617,208
Waddell & Reed Financial, Cl. A	60,457	[a]	1,280,479
WisdomTree Investments	88,240	[a]	748,275
World Acceptance	4,634	[b]	529,944
			23,983,465
Energy - 4.3%
Archrock	97,882		1,194,160
Bonanza Creek Energy	14,200	[b]	422,876
Bristow Group	29,096	[a,b]	352,934
C&J Energy Services	48,628	[a,b]	1,011,462
CARBO Ceramics	15,708	[a,b]	113,883
Carrizo Oil & Gas	64,521	[a,b]	1,625,929
Cloud Peak Energy	53,988	[b]	124,172
CONSOL Energy	20,887		852,398
Denbury Resources	353,188	[a,b]	2,189,766
Era Group	14,812	[b]	182,928
Exterran	24,185	[b]	641,628
Geospace Technologies	9,575	[a,b]	131,178
Green Plains	29,280		503,616
Gulf Island Fabrication	9,549		95,013
Helix Energy Solutions Group	106,824	[b]	1,055,421
HighPoint Resources	88,715	[a,b]	432,929
KLX Energy Services Holdings	15,517		496,699
Laredo Petroleum	112,649	[a,b]	920,342
Matrix Service	20,997	[b]	517,576
Newpark Resources	69,316	[a,b]	717,421
Noble	188,799	[a,b]	1,327,257
Oil States International	45,399	[b]	1,507,247
Par Pacific Holdings	19,793	[b]	403,777

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Energy - 4.3% (continued)
PDC Energy	50,000	[a,b]	2,448,000
Penn Virginia	10,148	[a,b]	817,320
Pioneer Energy Services	58,462	[b]	172,463
ProPetro Holding	54,428	[a,b]	897,518
Renewable Energy Group	27,667	[b]	796,810
REX American Resources	4,341	[b]	327,963
Ring Energy	40,440	[a,b]	400,760
SEACOR Holdings	12,844	[b]	634,622
SRC Energy	183,525	[a,b]	1,631,537
TETRA Technologies	96,062	[b]	433,240
Unit	40,940	[b]	1,066,896
US Silica Holdings	59,444	[a]	1,119,331
			27,567,072
Food & Staples Retailing - .3%
Andersons/The	20,122		757,593
Spartan Nash	27,010		541,821
SUPERVALU	29,212	[b]	941,211
			2,240,625
Food, Beverage & Tobacco - 1.8%
B&G Foods	49,926	[a]	1,370,469
Calavo Growers	11,837	[a]	1,143,454
Cal-Maine Foods	22,564	[a]	1,089,841
Coca-Cola Bottling Co Consolidated	3,594	[a]	655,114
Darling Ingredients	124,603	[b]	2,407,330
Dean Foods	68,374		485,455
J&J Snack Foods	11,450		1,727,690
John B. Sanfilippo & Son	6,671	[a]	476,176
MGP Ingredients	9,580	[a]	756,628
Seneca Foods, Cl. A	4,933	[b]	166,242
Universal	18,888		1,227,720
			11,506,119
Health Care Equipment & Services - 6.7%
Aceto	24,398	[a]	55,139
Amedisys	22,056	[b]	2,756,118
AMN Healthcare Services	35,956	[a,b]	1,966,793
AngioDynamics	27,611	[b]	600,263
Anika Therapeutics	11,515	[b]	485,703
BioTelemetry	24,543	[a,b]	1,581,796
Community Health Systems	88,237	[a,b]	305,300
Computer Programs & Systems	8,709		233,837
CONMED	19,912		1,577,429
CorVel	7,023	[b]	423,136
Cross Country Healthcare	27,943	[a,b]	243,942
CryoLife	25,598	[b]	901,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 6.7% (continued)
Cutera	10,140	[a,b]	330,057
Diplomat Pharmacy	41,665	[a,b]	808,718
Ensign Group	37,507		1,422,265
Health Stream	19,467		603,672
Heska	5,059	[a,b]	573,235
HMS Holdings	63,444	[b]	2,081,598
Integer Holdings	22,262	[b]	1,846,633
Invacare	25,069	[a]	364,754
Lantheus Holdings	27,954	[b]	417,912
Le Maitre Vascular	11,667	[a]	451,980
LHC Group	22,055	[b]	2,271,444
Magellan Health	18,848	[b]	1,357,998
Meridian Bioscience	32,265		480,749
Merit Medical Systems	41,411	[a,b]	2,544,706
Natus Medical	25,376	[a,b]	904,654
Neogen	39,214	[b]	2,804,977
NextGen Healthcare	35,894	[b]	720,752
Omnicell	29,662	[a,b]	2,132,698
Ora Sure Technologies	47,346	[b]	731,496
Orthofix Medical	14,162	[b]	818,705
Owens & Minor	47,605	[a]	786,435
Providence Service	8,176	[b]	550,081
Quorum Health	20,727	[a,b]	121,460
Select Medical Holdings	81,868	[b]	1,506,371
Sur Modics	9,988	[b]	745,604
Tabula Rasa HealthCare	13,044	[a,b]	1,059,042
Tactile Systems Technology	12,358	[b]	878,036
Tivity Health	29,507	[a,b]	948,650
U.S. Physical Therapy	9,604		1,139,034
Varex Imaging	28,751	[b]	824,004
			43,358,226
Household & Personal Products - 1.0%
Avon Products	341,100	[b]	750,420
Central Garden & Pet	8,142	[b]	293,438
Central Garden & Pet, Cl. A	30,166	[b]	999,701
Inter Parfums	12,934		833,596
Medifast	9,172		2,032,057
WD-40	10,499	[a]	1,806,878
			6,716,090
Insurance - 3.3%
Ambac Financial Group	34,453	[b]	703,530
American Equity Investment Life
Holding	68,313		2,415,548
AMERISAFE	14,589		903,789

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Insurance - 3.3% (continued)
eHealth	12,754	[b]	360,428
Employers Holdings	24,816		1,124,165
HCI Group	5,796	[a]	253,575
Horace Mann Educators	31,264		1,403,754
James River Group Holdings	23,088		984,011
Maiden Holdings	50,606		144,227
Navigators Group	17,952		1,240,483
Pro Assurance	40,908		1,920,631
RLI	29,526	[a]	2,320,153
Safety Insurance Group	11,012		986,675
Selective Insurance Group	44,519		2,826,956
Stewart Information Services	18,376		827,104
Third Point Reinsurance	59,743	[b]	776,659
United Fire Group	16,288		826,942
United Insurance Holdings	15,159		339,258
Universal Insurance Holdings	24,309		1,180,202
			21,538,090
Materials - 4.8%
AdvanSix	23,474	[b]	796,942
AK Steel Holding	238,776	[a,b]	1,170,002
American Vanguard	19,814		356,652
Balchem	24,371		2,731,745
Boise Cascade	29,437	[a]	1,083,282
Century Aluminum	37,238	[a,b]	445,739
Clearwater Paper	12,930	[b]	384,021
Flotek Industries	41,285	[a,b]	99,084
FutureFuel	18,551		343,936
Glatfelter	33,229	[a]	635,006
H.B. Fuller	38,300	[a]	1,978,961
Hawkins	7,520		311,704
Haynes International	9,361		332,316
Ingevity	31,819	[b]	3,241,720
Innophos Holdings	15,175		673,770
Innospec	18,616		1,428,778
Kaiser Aluminum	12,588		1,372,847
Kap Stone Paper and Packaging	67,621		2,293,028
KoppersHoldings	16,064	[b]	500,394
Kraton	24,156	[b]	1,138,955
LSB Industries	14,961	[a,b]	146,319
Materion	15,320		926,860
Myers Industries	25,501		592,898
Neeah Paper	12,883		1,111,803
Olympic Steel	7,105	[a]	148,281
Quaker Chemical	10,171	[a]	2,056,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Materials - 4.8% (continued)
Rayonier Advanced Materials	38,785	[a]	714,808
Schweitzer-Mauduit International	23,545		902,009
Stepan	15,358	[a]	1,336,300
Sun Coke Energy	50,351	[b]	585,079
Timken Steel	29,890	[a,b]	444,464
Tredegar	19,469		421,504
US Concrete	12,009	[a,b]	550,613
			31,256,498
Media - .6%
E.W. Scripps ,Cl.A	41,952	[a]	692,208
Gannet	85,619	[a]	857,046
Marcus	14,721		619,018
New Media Investment Group	41,239	[a]	647,040
Scholastic	21,239		991,649
			3,806,961
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
Acorda Therapeutics	29,983	[a,b]	589,166
AMAG Pharmaceuticals	25,829	[b]	516,580
Amphastar Pharmaceuticals	27,105	[a,b]	521,500
ANI Pharmaceuticals	6,286	[a,b]	355,410
Assertio Therapeutics	46,456	[a,b]	273,161
Cambrex	25,118	[b]	1,718,071
Corcept Therapeutics	78,550	[a,b]	1,101,271
Cytokinetics	43,863	[a,b]	432,051
Eagle Pharmaceuticals	8,051	[b]	558,176
Emergent BioSolutions	33,743	[b]	2,221,302
Enanta Pharmaceuticals	11,706	[a,b]	1,000,395
EndoInternational	150,900	[a,b]	2,539,647
Innoviva	51,528	[b]	785,287
Lannett	22,703	[a,b]	107,839
Ligand Pharmaceuticals, Cl. B	15,970	[a,b]	4,383,605
Luminex	31,337	[a]	949,824
Medicines	49,497	[a,b]	1,480,455
MiMedx Group	78,001	[a,b]	482,046
Momenta Pharmaceuticals	59,208	[b]	1,557,170
Myriad Genetics	53,697	[a,b]	2,470,062
Phibro Animal Health, Cl. A	15,049		645,602
Progenics Pharmaceuticals	62,818	[a,b]	393,869
REGENXBIO	22,220	[b]	1,677,610
Repligen	30,006	[a,b]	1,664,133
Spectrum Pharmaceuticals	74,167	[a,b]	1,246,006
Supernus Pharmaceuticals	39,845	[a,b]	2,006,196
Vanda Pharmaceuticals	39,536	[b]	907,351
			32,583,785

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Real Estate - 5.7%
Acadia Realty Trust	61,686	[a,c]	1,729,059
Agree Realty	23,488	[c]	1,247,683
American Assets Trust	28,651	[c]	1,068,396
Armada Hoffler Properties	37,872	[c]	572,246
Care Trust	61,299	[c]	1,085,605
CBL & Associates Properties	134,331	[a,c]	535,981
Cedar Realty Trust	62,296	[c]	290,299
Chatham Lodging Trust	35,556	[a,c]	742,765
Chesapeake Lodging Trust	46,052	[c]	1,476,888
Community Healthcare Trust	13,533	[a,c]	419,252
Diamond Rock Hospitality	159,668	[a,c]	1,863,326
Easterly Government Properties	45,720	[c]	885,596
EastGroup Properties	26,837	[a,c]	2,566,154
Four Corners Property Trust	51,631	[c]	1,326,400
Franklin Street Properties	83,200	[c]	664,768
Getty Realty	25,607	[c]	731,336
Global Net Lease	54,163	[a,c]	1,129,299
Government Propertiesome Trust	75,059	[a,c]	847,416
Hersha Hospitality Trust	27,945	[c]	633,513
HFF, Cl. A	30,220		1,283,746
Independence Realty Trust	65,420	[a,c]	688,873
iStar	51,293	[a,c]	572,943
Kite Realty Group Trust	63,361	[a,c]	1,054,961
Lexington Realty Trust	161,692	[c]	1,342,044
LTC Properties	29,998	[a,c]	1,323,212
National Storage Affiliates Trust	42,781	[c]	1,088,349
Pennsylvania Real Estate Investment
Trust	48,730	[a,c]	460,986
PS Business Parks	15,100	[c]	1,919,059
Ramco-Gershenson Properties Trust	61,947	[a,c]	842,479
RE/MAX Holdings, Cl. A	13,780		611,143
Retail Opportunity Investments	86,072	[a,c]	1,606,964
Saul Centers	8,707	[c]	487,592
Summit Hotel Properties	79,267	[a,c]	1,072,483
Universal Health Realtyome Trust	9,611	[c]	715,155
Urstadt Biddle Properties, Cl. A	22,724	[c]	483,794
Washington Prime Group	140,803	[a,c]	1,027,862
Whitestone REIT	30,225	[a,c]	419,523
			36,817,150
Retailing - 4.7%
Abercrombie & Fitch, Cl. A	51,337	[a]	1,084,237
Asbury Automotive Group	15,179	[b]	1,043,556
Ascena Retail Group	132,753	[b]	606,681
Barnes & Noble	41,498	[a]	240,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Retailing - 4.7% (continued)
Barnes and Noble Education	27,435	[b]	158,026
Big 5 Sporting Goods	14,166	[a]	72,247
Buckle	21,415	[a]	493,616
Caleres	32,696	[a]	1,172,479
Cato, Cl. A	17,018		357,718
Chico's FAS	95,194	[a]	825,332
Core-Mark Holding	34,763		1,180,551
DSW, Cl. A	51,679	[a]	1,750,885
Express	56,475	[a,b]	624,613
Francesca's Holdings	26,996	[a,b]	100,155
Game Stop, Cl. A	77,106	[a]	1,177,409
Genesco	15,445	[a,b]	727,459
Group 1 Automotive	14,341	[a]	930,731
Guess?	42,993	[a]	971,642
Haverty Furniture	14,574		322,085
Hibbett Sports	13,965	[b]	262,542
J.C. Penney	233,424	[a,b]	387,484
Kirkland's	11,419	[b]	115,218
Lithia Motors, Cl. A	17,586	[a]	1,436,073
Lumber Liquidators Holdings	21,741	[a,b]	336,768
Marine Max	17,434	[a,b]	370,473
Monro Muffler Brake	25,081	[a]	1,745,638
Nutri System	22,471	[a]	832,551
OfficeDepot	413,897		1,328,609
Pet Med Express	15,378	[a]	507,628
Rent-A-Center	33,806	[b]	486,130
RH	14,727	[a,b]	1,929,384
Shoe Carnival	7,930	[a]	305,305
Shutterfly	25,503	[a,b]	1,680,393
Sleep Number	26,472	[b]	973,640
Sonic Automotive, Cl. A	18,500	[a]	357,975
Tailored Brands	37,682	[a]	949,210
The Children's Place	12,417		1,586,893
Tile Shop Holdings	26,656	[a]	190,590
Vitamin Shoppe	12,093	[a,b]	120,930
Zumiez	14,030	[a,b]	369,691
			30,113,235
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries	29,610	[b]	1,529,356
Axcelis Technologies	24,523	[b]	481,877
Brooks Automation	53,444	[a]	1,872,143
Cabot Micro electronics	19,341		1,995,411
CEVA	16,936	[b]	486,910
Cohu	21,485	[a]	539,274

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 3.3%
(continued)
Diodes	29,299	[b]	975,364
DSP Group	16,318	[b]	194,184
Form Factor	55,456	[b]	762,520
Ichor Holdings	18,405	[a,b]	375,830
Kopin	44,532	[b]	107,767
Kulicke & Soffa Industries	51,203		1,220,680
MaxLinear ,Cl.A	47,952	[a,b]	953,286
Nanometrics	18,397	[b]	690,255
PDFSolutions	20,701	[a,b]	186,930
Photronics	51,847	[b]	510,693
PowerIntegrations	22,263	[a]	1,407,022
Rambus	81,874	[b]	893,245
Rudolph Technologies	24,156	[b]	590,614
Semtech	50,111	[b]	2,786,172
Solar Edge Technologies	31,778	[a,b]	1,196,442
Tessera Holding	36,733		545,485
Ultra Clean Holdings	29,203	[a,b]	366,498
Veeco Instruments	36,038	[a,b]	369,390
			21,037,348
Software & Services - 5.6%
8 x 8	71,047	[b]	1,509,749
Agilysys	13,107	[b]	213,644
Alarm.com Holdings	26,821	[a,b]	1,539,525
Bottomline Technologies	27,548	[b]	2,003,015
CACI International,Cl.A	18,694	[b]	3,442,500
Cardtronics	28,331	[b]	896,393
CSG Systems International	25,487		1,023,048
Ebix	17,501	[a]	1,385,204
EVERTEC	45,662		1,100,454
Exl Service Holdings	25,962	[b]	1,718,684
Liquidit yServices	18,877	[b]	119,869
Live Person	43,109	[b]	1,118,679
Man Tech International, Cl. A	19,958		1,263,341
Micro Strategy, Cl.A	7,211	[b]	1,014,011
Monotype Imaging Holdings	32,058		647,572
NIC	50,472		746,986
OneSpan	23,040	[b]	438,912
Perficient	26,618	[b]	709,370
Progress Software	34,062		1,202,048
Qualys	25,161	[a,b]	2,241,845
Quin Street	27,896	[b]	378,549
Shutter stock	13,894		758,335
SPS Commerce	13,157	[b]	1,305,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Software & Services - 5.6% (continued)
Stamps.com	13,046	[b]	2,951,005
SYKES Enterprises	30,781	[b]	938,513
TiVo	94,793		1,180,173
Travelport Worldwide	96,399		1,626,251
TTEC Holdings	10,792		279,513
Unisys	38,492	[a,b]	785,237
Virtusa	20,916	[b]	1,123,398
XO Group	18,527	[b]	638,811
			36,300,335
Technology Hardware & Equipment - 6.1%
3D Systems	86,292	[a,b]	1,630,919
ADTRAN	36,155		638,136
Anixter International	21,781	[b]	1,531,204
Applied Optoelectronics	14,624	[a,b]	360,628
Badger Meter	22,036	[a]	1,166,806
Bel Fuse	7,659		202,964
Benchmark Electronics	35,274		825,412
CalAmp	26,724	[b]	640,307
Comtech Telecommunications	17,983		652,243
Control4	18,998	[b]	652,201
Cray	30,859	[a,b]	663,468
CTS	25,035		858,700
Daktronics	28,616		224,349
Diebold	57,698	[a]	259,641
DigiInternational	19,766	[b]	265,853
Electro Scientific Industries	25,978	[a,b]	453,316
Electronics For Imaging	34,042	[b]	1,160,151
ePlus	10,577	[b]	980,488
Extreme Networks	90,279	[b]	494,729
Fabrinet	27,609	[a,b]	1,277,192
FARO Technologies	12,887	[b]	829,278
Finisar	87,468	[a,b]	1,666,265
Harmonic	65,068	[b]	357,874
II-VI	44,081	[a,b]	2,085,031
Insight Enterprises	26,842	[b]	1,451,884
Itron	25,308	[b]	1,624,774
KEMET	42,478	[b]	787,967
Knowles	69,380	[a,b]	1,153,096
Methode Electronics	28,274		1,023,519
MTS Systems	13,823	[a]	756,809
NETGEAR	24,094	[a,b]	1,514,308
Oclaro	129,192	[b]	1,154,976
OSI Systems	12,752	[a,b]	973,105
Park Electrochemical	13,899		270,892

Description	Shares		Value($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 6.1% (continued)
Plexus	24,425	[b]	1,429,107
Rogers	13,970	[a,b]	2,058,060
Sanmina	51,449	[b]	1,419,992
ScanSource	19,806	[b]	790,259
TTM Technologies	69,844	[a,b]	1,111,218
Viavi Solutions	173,186	[b]	1,963,929
			39,361,050
Telecommunication Services - 1.3%
ATN International	8,304	[a]	613,499
Cincinnati Bell	37,894	[b]	604,409
Cogent Communications Holdings	31,803	[a]	1,774,607
Consolidated Communications Holdings	52,989	[a]	690,977
Frontier Communications	76,613	[a]	497,218
Iridium Communications	74,168	[b]	1,668,780
Spok Holdings	14,757		227,258
Vonage Holdings	166,036	[a,b]	2,351,070
			8,427,818
Transportation - 2.3%
Allegiant Travel	9,640	[a]	1,222,352
ArcBest	19,444	[a]	944,006
Atlas Air Worldwide Holdings	19,333	[b]	1,232,479
Echo Global Logistics	20,695	[b]	640,510
Forward Air	22,489		1,612,461
Hawaiian Holdings	38,402	[a]	1,539,920
Heartland Express	35,998	[a]	710,241
Hub Group, Cl. A	25,496	[b]	1,162,618
Marten Transport	29,456		620,049
Matson	32,280		1,279,579
Saia	19,587	[b]	1,497,426
SkyWest	39,409		2,321,190
			14,782,831
Utilities - 2.2%
American States Water	28,036	[a]	1,714,121
Avista	49,708	[a]	2,513,236
California Water Service Group	36,667	[a]	1,573,014
El Paso Electric	31,090		1,778,348
Northwest Natural Gas	22,009		1,472,402
South Jersey Industries	64,709		2,282,286
Spire	38,331		2,819,245
			14,152,652
Total Common Stocks (cost $437,963,714)			639,402,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
		Amount($)
Short-Term Investments - .0%
United States Treasury Bill - .0%
2.09%, 12/6/18
(cost $258,971)		260,000	[d,e]	258,988
	7-Day
	Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,180,520)	2.01	6,180,520	[f]	6,180,520

Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred
Government Money Market Fund,
InstitutionalShares
(cost $23,648,379)	1.97	23,648,379	[f]	23,648,379
Total Investments (cost $468,051,584)		103.7%		669,490,527
Liabilities, Less Cash and Receivables		(3.7%)		(24,179,039)
Net Assets		100.0%		645,311,488

[a]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $197,654,672 and the value of the collateral held by the fund was $201,734,115, consisting of cash collateral of $23,648,379 and U.S. Government & Agency securities valued at $178,085,736.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Security is a discount security. Income is recognized through the accretion of discount.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1-	Level 2- Other	Level 3- Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	639,402,640	-	-	639,402,640
Registered Investment
Companies	29,828,899	-	-	29,828,899
U.S. Treasury	-	258,988	-	258,988
Liabilities ($)
Other Financial
Instruments:
Futures††	(49,849)	-	-	(49,849)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value($)	(Depreciation) ($)
Futures Long
E-mini Russell 2000	83	12/18	7,108,169	7,058,320	(49,849)
Gross Unrealized Depreciation					(49,849)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2018, accumulated net unrealized appreciation on investments was $201,438,943, consisting of $227,797,430 gross unrealized appreciation and $26,358,487 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Application Software - 10.5%
Adobe Systems	103,887	[a]	28,044,296
salesforce.com	184,683	[a]	29,370,137
Splunk	71,042	[a]	8,589,688
			66,004,121
Communications Equipment - 7.0%
Cisco Systems	542,809		26,407,658
Lumentum Holdings	75,657	[a]	4,535,637
Palo Alto Networks	57,679	[a]	12,992,772
			43,936,067
Consumer Electronics - 1.1%
Roku	92,947	[a,b]	6,787,919
Data Processing & Outsourced Services - 7.6%
PayPal Holdings	234,175	[a]	20,569,932
Square, Cl. A	66,235	[a,b]	6,557,927
Visa, Cl. A	138,162		20,736,735
			47,864,594
Electronic Components - 1.3%
Amphenol	87,914		8,265,674
Health Care Equipment - 2.4%
Intuitive Surgical	25,958	[a]	14,899,892
Home Entertainment Software - 3.7%
Activision Blizzard	277,936		23,121,496
Integrated Telecommunication Services - 2.8%
Verizon Communications	326,111		17,411,066
Internet & Direct Marketing Retailing - 11.0%
Amazon.com	19,354	[a]	38,766,062
Netflix	81,944	[a]	30,657,709
			69,423,771
Internet Software & Services - 14.1%
Alibaba Group Holding, ADR	111,238	[a]	18,327,573
Alphabet, Cl. C	21,633	[a]	25,818,337
Facebook, Cl. A	124,274	[a]	20,438,102
Spotify Technology	31,870	[a]	5,763,052
Tencent Holdings	280,600		11,584,806
Weibo, ADR	90,152	[a,b]	6,592,816
			88,524,686
IT Consulting & Other Services - 2.9%
International Business Machines	119,185		18,021,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Life Sciences Tools & Services - 1.7%
Illumina		29,157	[a]	10,702,369
Research & Consulting Services - 1.5%
CoStar Group		22,490	[a]	9,464,692
Semiconductor Equipment - 1.1%
Applied Materials		186,094		7,192,533
Semiconductors - 11.2%
NVIDIA		90,955		25,560,174
Taiwan Semiconductor Manufacturing,
ADR		425,024		18,769,060
Texas Instruments		136,680		14,664,397
Xilinx		144,178		11,558,750
				70,552,381
Systems Software - 11.0%
Microsoft		339,782		38,860,867
Oracle		344,695		17,772,474
ServiceNow		66,041	[a]	12,919,601
				69,552,942
Technology Hardware & Equipment - 5.7%
Apple		159,917		36,099,664
Total Common Stocks (cost $378,800,435)				607,825,831
	7-Day
	Yield (%)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $21,486,308)	2.01	21,486,308	[c]	21,486,308

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $994,267)	1.97	994,267	[c]	994,267
Total Investments (cost $401,281,010)		100.2%		630,306,406
Liabilities, Less Cash and Receivables		(.2%)		(1,249,453)
Net Assets		100.0%		629,056,953

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $14,147,472 and the value of the collateral held by the fund was $14,573,390, consisting of cash collateral of $994,267 and U.S. Government & Agency securities valued at $13,579,123.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 - Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	607,825,831	-	-	607,825,831
Registered Investment
Companies	22,480,575	-	-	22,480,575

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $229,025,396, consisting of $236,354,752 gross unrealized appreciation and $7,329,356 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)